Intangible Assets - Intellectual Property (Details Narrative) (USD $)	3 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Dr. Gerlach [Member]	Mar. 31, 2014 Series A Warrant [Member]	Sep. 30, 2013 Series A Warrant [Member]	Sep. 30, 2014 Series A Warrant [Member]	Sep. 30, 2013 Series A Warrant [Member]
Other current liabilities	$ 137,500		$ 137,500			$ 100,000
Other long term liabilities						200,000
Consulting expense							115,840	54,668	311,173	54,668
Research and development expense	902,219		956,719				537,217		537,217
Intangible assets					$ 162,854
Fair value of Warrant					$ 0.87